Retirement Plans - Schedule of Obligations and Funded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in projected benefit obligation:
Beginning balance	$ 28,787	$ 30,623
Service cost	695	947	$ 946
Interest cost	1,550	1,477	1,428
Actuarial gain	(417)	(3,147)
Benefits paid	(1,389)	(1,113)
Ending balance	29,226	28,787	30,623
Change in plan assets:
Fair value, beginning balance	40,332	36,242
Actual return on plan assets	4,473	5,348
Employer contribution	0	0
Expenses paid	(149)	(145)
Benefits paid	(1,389)	(1,113)
Fair value, ending balance	43,267	40,332	$ 36,242
Funded status at end of year	14,041	11,544
Accumulated benefit obligation	26,370	24,954
Amounts recognized in the statement of financial position consist of the following:
Non-current assets	14,041	11,544
Net asset at end of year	$ 14,041	$ 11,544